Loan Securitization (Retained Interests) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2009
Securitized Loans, Retained Interests [Line Items]
Total retained interests	$ 91,243
Subordinated Securities [Member]
Securitized Loans, Retained Interests [Line Items]
Total retained interests	47,702	[1]
Residual Interests Held [Member]
Securitized Loans, Retained Interests [Line Items]
Total retained interests	42,293	[2]
Servicing Asset [Member]
Securitized Loans, Retained Interests [Line Items]
Total retained interests	$ 1,248	[2]

[1]	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
[2]	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.